UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $244,992 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100    11180  1583600 SH       SOLE                  1583600        0        0
AMAZON COM INC                 COM              023135106     7333   100000 SH  PUT  SOLE                   100000        0        0
AMAZON COM INC                 COM              023135106     5133    70000 SH  PUT  SOLE                    70000        0        0
ARRIS GROUP INC                COM              04269Q100     9387  1110849 SH       SOLE                  1110849        0        0
BIGBAND NETWORKS INC           COM              089750509     5829  1232317 SH       SOLE                  1232317        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    15185   671897 SH       SOLE                   671897        0        0
CLEARWIRE CORP                 CL A             185385309     4149   320134 SH       SOLE                   320134        0        0
COMCAST CORP NEW               CL A             20030N101    20438  1077403 SH       SOLE                  1077403        0        0
CONTINENTAL AIRLS INC          CL B             210795308     1070   105800 SH       SOLE                   105800        0        0
DAKTRONICS INC                 COM              234264109     4489   222537 SH       SOLE                   222537        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      693   121600 SH       SOLE                   121600        0        0
FIRST BANCORP P R              COM              318672102      951   150000 SH       SOLE                   150000        0        0
FIRST SOLAR INC                COM              336433107    21826    80000 SH  PUT  SOLE                    80000        0        0
HARMONIC INC                   COM              413160102     4056   426540 SH       SOLE                   426540        0        0
ING PRIME RATE TR              SH BEN INT       44977W106     3924   684750 SH       SOLE                   684750        0        0
JETBLUE AIRWAYS CORP           COM              477143101     1417   380000 SH       SOLE                   380000        0        0
JP MORGAN CHASE & CO           COM              46625H100     8578   250000 SH  PUT  SOLE                   250000        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    10103   746181 SH       SOLE                   746181        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     4053  1003184 SH       SOLE                  1003184        0        0
NORTHWEST AIRLS CORP           COM              667280408      673   101100 SH       SOLE                   101100        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108     4129   382335 SH       SOLE                   382335        0        0
POPULAR INC                    COM              733174106     1336   202690 SH       SOLE                   202690        0        0
RED HAT INC                    COM              756577102     5173   250000 SH       SOLE                   250000        0        0
RED HAT INC                    DBCV 0.500% 1/1  756577AB8     3053  3000000 PRN      SOLE                  3000000        0        0
RESEARCH IN MOTION LTD         COM              760975102    11690   100000 SH  PUT  SOLE                   100000        0        0
RESEARCH IN MOTION LTD         COM              760975102     6546    56000 SH  PUT  SOLE                    56000        0        0
RTI INTL METALS INC            COM              74973W107     4980   139810 SH       SOLE                   139810        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     4915  1137742 SH       SOLE                  1137742        0        0
SPDR TR                        UNIT SER 1       78462F103    40954   320000 SH  PUT  SOLE                   320000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     2965   312113 SH       SOLE                   312113        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     1604   168826 SH       SOLE                   168826        0        0
TIME WARNER CABLE INC          CL A             88732J108    13305   502452 SH       SOLE                   502452        0        0
U S AIRWAYS GROUP INC          COM              90341W108      949   379500 SH       SOLE                   379500        0        0
UNITED GUARDIAN INC            COM              910571108     1738   149184 SH       SOLE                   149184        0        0
WELLS FARGO & CO NEW           COM              949746101     1188    50000 SH       SOLE                    50000        0        0